Related Party Transactions (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	1 Months Ended			12 Months Ended
	Feb. 16, 2022	Feb. 14, 2021	Feb. 14, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2019	Oct. 30, 2019	Sep. 30, 2019	Sep. 06, 2019
Related Party Transactions (Details) [Line Items]
Borrowed from related parties					$ 500
Repaid due amount	$ 500,000
Warrants (in Shares)				1,000
warrant per share (in Dollars per share)				$ 500
GS Holdings [Member]
Related Party Transactions (Details) [Line Items]
Principal amount						$ 1,100			$ 1,100
Converted into loans									$ 350
Outstanding balance			$ 1,400				$ 750	$ 750
Conversion price (in Dollars per share)		$ 5,000	$ 5,000
Maturity date			Feb. 14, 2021
Conversion of shares (in Shares)		280,000